As filed via EDGAR with the Securities and Exchange Commission on March 12, 2014

Registration Statement No. 2-34277
ICA No. 811-1920

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 67	[X]
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 47

STRALEM FUND (Exact Name of Registrant as Specified in Charter)
645 Madison Avenue, New York NY 10022 (Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 888-8123 Andrea Baumann Lustig, 645 Madison Avenue, New York, New York 10022 (Name and Address of Agent for Service)

Copy to:

Aviva Grossman, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 67 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 66 filed February 28, 2014 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 12th day of March, 2014.

STRALEM FUND

By:	/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Dates

/s/ Andrea Baumann Lustig	President	March 12, 2014
Andrea Baumann Lustig	(Principal Executive Officer)

/s/ Geoff Gottlieb	Trustee	March 12, 2014
Geoff Gottlieb

/s/ Michael T. Rubin	Trustee	March 12, 2014
Michael T. Rubin

/s/ David J. Koeppel	Trustee	March 12, 2014
David J. Koeppel

/s/ Mark J. Seger	Treasurer (Principal Financial	March 12, 2014
Mark J. Seger	and Accounting Officer)

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase